Borrowings - Summary of Debt Securities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Borrowings [abstract]
General Borrowings	₩ 52,433,193		₩ 50,675,884
Bonds sold under repurchase agreements and others	12,803,106		15,652,135
Call money	2,840,713		3,255,542
Total	₩ 68,077,012	$ 46,064,588	₩ 69,583,561	[1]	₩ 71,717,366

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.